FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Amounts receivable	$ 12,003	$ 3,350
Long-term investments	4,151	1,247
Level 1 [Member]
Statement [Line Items]
Cash	101,724	27,317
Amounts receivable	0	0
Derivative asset	0	0
Long-term investments	3,843	1,190
Total financial assets	105,567	28,507
Derivative liability	0	0
Total financial liabilities	0	0
Level 2 [Member]
Statement [Line Items]
Cash	0	0
Amounts receivable	7,430	369
Derivative asset	1,314	0
Long-term investments	0	0
Total financial assets	8,744	369
Derivative liability	0	(475)
Total financial liabilities	0	(475)
Level 3 [Member]
Statement [Line Items]
Cash	0	0
Amounts receivable	0	0
Derivative asset	0	0
Long-term investments	308	57
Total financial assets	308	57
Derivative liability	0	0
Total financial liabilities	$ 0	$ 0